CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued	31,048,979	27,209,646	16,000,000
Common stock, shares outstanding	31,048,979	27,209,646	16,000,000